Other investments (Tables)	12 Months Ended
Dec. 31, 2020
Other investments
Schedule of other investments

Figures in million - SA rand	2020	2019	2018
Rand Mutual Assurance Company Limited	158.2	112.4	67.8
Furuya Metals Company Limited	343.1	303.1	-
Aldebaran Resources Inc.	97.8	78.2	81.5
Generation Mining Limited	100.7	33.3	-
Other	147.2	71.7	6.7
Total other investments	847.0	598.7	156.0